Shareholder Fees - VIPEmergingMarketsPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPEmergingMarketsPortfolio-InitialServiceService2PRO | VIP Emerging Markets Portfolio
Shareholder Fees:
(fees paid directly from your investment)